AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2023
	Shares	Value
Common Stocks - 98.7%
Communication Services - 11.7%
NetEase, Inc. (China)	302,000	$5,358,120
Tencent Holdings, Ltd. (China)	75,800	3,693,652

Total Communication Services		9,051,772
Consumer Discretionary - 40.3%
Alibaba Group Holding, Ltd. (China)*	300,000	4,124,601
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	1,000,000	2,140,662
H World Group Ltd., ADR (China)	69,600	3,304,608
JD.com, Inc., Class A (China)	131,533	3,905,659
Meituan, Class B (China)*,1	288,380	6,446,988
MGM China Holdings, Ltd. (Macau)*	2,000,000	2,526,781
Pinduoduo, Inc., ADR (China)*	40,000	3,919,200
Sands China, Ltd. (Macau)*	850,000	3,187,573
Yum China Holdings, Inc. (China)	28,000	1,696,464

Total Consumer Discretionary		31,252,536
Consumer Staples - 17.1%
Kweichow Moutai Co., Ltd., Class A (China)	26,000	7,128,423
Luzhou Laojiao Co., Ltd., Class A (China)	88,035	3,102,783
Wuliangye Yibin Co., Ltd., Class A (China)	96,800	3,012,096

Total Consumer Staples		13,243,302
Financials - 9.1%
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	157,500	7,083,971
Health Care - 6.6%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	65,100	3,218,558
	Shares	Value

Topchoice Medical Corp., Class A (China)*	80,000	$1,930,068

Total Health Care		5,148,626
Industrials - 10.0%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	847,668
Guangzhou GRG Metrology & Test Co., Ltd., Class A (China)	504,968	1,444,612
NARI Technology Co., Ltd., Class A (China)	482,643	1,891,327
Techtronic Industries Co., Ltd. (Hong Kong)	280,000	3,609,699

Total Industrials		7,793,306
Utilities - 3.9%
ENN Energy Holdings, Ltd. (China)	199,400	3,004,305

Total Common Stocks (Cost $77,306,291)		76,577,818
Short-Term Investments - 1.6%
Other Investment Companies - 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%[2]	477,501	477,501
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%[2]	715,145	715,145

Total Short-Term Investments (Cost $1,192,646)		1,192,646
Total Investments - 100.3% (Cost $78,498,937)		77,770,464
Other Assets, less Liabilities - (0.3)%		(201,279)
Net Assets - 100.0%		$77,569,185

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the value of this security amounted to $6,446,988 or 8.3% of net assets.
[2]	Yield shown represents the January 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,223,808	$24,028,728	—	$31,252,536
Consumer Staples	—	13,243,302	—	13,243,302
Communication Services	—	9,051,772	—	9,051,772
Industrials	—	7,793,306	—	7,793,306
Financials	—	7,083,971	—	7,083,971
Health Care	—	5,148,626	—	5,148,626
Utilities	—	3,004,305	—	3,004,305
Short-Term Investments
Other Investment Companies	1,192,646	—	—	1,192,646
Total Investments in Securities	$8,416,454	$69,354,010	—	$77,770,464

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2023, was as follows:
Country	% of Long-Term Investments
China	75.8
Hong Kong	16.7
Macau	7.5
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.